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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                   	  Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Equity Income Fund
           Schedule of Investments  7/31/09 (unaudited)

Shares                                                             Value
           COMMON STOCKS - 98.8 %
           Energy - 8.9 %
           Integrated Oil & Gas - 7.8 %
182,200    Chevron Corp.                                        $12,657,434
307,560    ConocoPhillips                                        13,443,448
150,000    Exxon Mobil Corp.                                     10,558,500
541,600    Marathon Oil Corp.                                    17,466,600
210,000    Royal Dutch Shell Plc (A.D.R.)                        11,054,400
                                                                $65,180,382
           Oil & Gas Storage & Transportation - 1.1 %
520,000    Spectra Energy Corp.                                 $9,547,200
           Total Energy                                         $74,727,582
           Materials - 9.4 %
           Diversified Chemical - 1.7 %
461,400    E.I. du Pont de Nemours & Co.                        $14,271,102
           Diversified Metals & Mining - 1.7 %
270,000    Compass Minerals International, Inc.                 $14,361,300
           Industrial Gases - 1.4 %
150,000    Air Products & Chemicals, Inc.                       $11,190,000
           Specialty Chemicals - 2.7 %
900,000    Valspar Corp.                                        $22,788,000
           Steel - 1.9 %
157,448    Carpenter Technology Corp.                           $2,942,703
293,000    Nucor Corp. (b)                                       13,029,710
                                                                $15,972,413
           Total Materials                                      $78,582,815
           Capital Goods - 12.2 %
           Construction, Farm Machinery & Heavy Trucks - 4.9 %
230,000    Caterpillar, Inc. (b)                                $10,133,800
200,000    Deere & Co.                                           8,748,000
641,905    PACCAR, Inc.                                          22,242,008
                                                                $41,123,808
           Electrical Component & Equipment - 1.5 %
350,000    Emerson Electric Co. (b)                             $12,733,000
           Industrial Machinery - 5.8 %
988,195    Gorman-Rupp Co. (b)                                  $22,066,394
303,700    Illinois Tool Works, Inc.                             12,315,035
150,500    Parker Hannifin Corp.                                 6,664,140
350,000    The Timken Co.                                        7,133,000
                                                                $48,178,569
           Total Capital Goods                                  $102,035,377
           Commercial Services & Supplies - 0.8 %
           Office Services & Supplies - 0.8 %
240,000    Mine Safety Appliances Co. (b)                       $6,741,600
           Total Commercial Services & Supplies                 $6,741,600
           Automobiles & Components - 2.7 %
           Auto Parts & Equipment - 2.7 %
866,800    Johnson Controls, Inc.                               $22,432,784
           Total Automobiles & Components                       $22,432,784
           Consumer Durables & Apparel - 2.2 %
           Apparel, Accessories & Luxury Goods - 1.6 %
200,000    VF Corp. (b)                                         $12,938,000
           Household Appliances - 0.6 %
150,000    Snap-On Inc. (b)                                     $5,344,500
           Total Consumer Durables & Apparel                    $18,282,500
           Consumer Services - 1.8 %
           Leisure Facilities - 1.1 %
780,697    Cedar Fair, L.P. (b)                                 $9,180,997
           Restaurants - 0.7 %
100,000    McDonald's Corp.                                     $5,506,000
           Total Consumer Services                              $14,686,997
           Media - 1.4 %
           Publishing - 1.4 %
190,000    McGraw-Hill Co., Inc.                                $5,956,500
200,000    Reed Elsevier Plc                                     5,668,000
                                                                $11,624,500
           Total Media                                          $11,624,500
           Retailing - 2.0 %
           Distributors - 1.2 %
280,000    Genuine Parts Co. (b)                                $9,917,600
           Home Improvement Retail - 0.8 %
300,000    Lowe's Companies, Inc.                               $6,738,000
           Total Retailing                                      $16,655,600
           Food & Drug Retailing - 0.8 %
           Food Distributors - 0.8 %
300,000    Sysco Corp. (b)                                      $7,128,000
           Total Food & Drug Retailing                          $7,128,000
           Food, Beverage & Tobacco - 9.6 %
           Packaged Foods & Meats - 9.0 %
165,000    General Mills, Inc.                                  $9,720,150
422,550    H.J. Heinz Co., Inc.                                  16,251,273
330,000    Hershey Foods Corp. (b)                               13,183,500
280,000    Kellogg Co.                                           13,300,000
540,000    Kraft Foods, Inc.                                     15,303,600
150,000    The J.M. Smucker Co.                                  7,504,500
                                                                $75,263,023
           Soft Drinks - 0.6 %
100,000    Coca-Cola Co.                                        $4,984,000
           Total Food, Beverage & Tobacco                       $80,247,023
           Household & Personal Products - 5.6 %
           Household Products - 5.6 %
188,800    Clorox Co.                                           $11,518,688
256,000    Colgate-Palmolive Co.                                 18,544,640
300,000    Procter & Gamble Co.                                  16,653,000
                                                                $46,716,328
           Total Household & Personal Products                  $46,716,328
           Health Care Equipment & Services - 1.5 %
           Health Care Equipment - 1.5 %
220,000    Baxter International, Inc.                           $12,401,400
           Total Health Care Equipment & Services               $12,401,400
           Pharmaceuticals & Biotechnology - 4.7 %
           Pharmaceuticals - 4.7 %
306,600    Abbott Laboratories, Ltd.                            $13,793,934
339,500    Bristol-Myers Squibb Co.                              7,380,730
180,000    Eli Lilly & Co.                                       6,280,200
409,700    Merck & Co., Inc. (b)                                 12,295,097
                                                                $39,749,961
           Total Pharmaceuticals & Biotechnology                $39,749,961
           Banks - 3.6 %
           Diversified Banks - 2.5 %
750,000    U.S. Bancorp                                         $15,307,500
237,500    Wells Fargo  & Co.                                    5,809,250
                                                                $21,116,750
           Regional Banks - 1.1 %
450,000    SunTrust Banks, Inc. (b)                             $8,775,000
           Total Banks                                          $29,891,750
           Diversified Financials - 3.9 %
           Asset Management & Custody Banks - 3.0 %
150,000    Northern Trust Corp.                                 $8,971,500
250,000    T. Rowe Price Associates, Inc. (b)                    11,677,500
152,000    The Bank of New York Mellon Corp.                     4,155,680
                                                                $24,804,680
           Diversified Finance Services - 0.9 %
200,000    J.P. Morgan Chase & Co.                              $7,730,000
           Total Diversified Financials                         $32,534,680
           Insurance - 4.5 %
           Life & Health Insurance - 0.7 %
148,800    Aflac, Inc.                                          $5,633,568
           Property & Casualty Insurance - 3.8 %
410,200    Chubb Corp.                                          $18,943,036
200,000    Cincinnati Financial Corp.                            4,830,000
200,000    The Traveler Companies, Inc.                          8,614,000
                                                                $32,387,036
           Total Insurance                                      $38,020,604
           Real Estate - 3.3 %
           Office Real Estate Investment Trust - 0.4 %
100,000    Alexandria Real Estate Equities, Inc. (b)            $3,811,000
           Retail Real Estate Investment Trust - 0.7 %
173,300    Regency Centers Corp. (b)                            $5,559,464
           Specialized Real Estate Investment Trusts - 2.2 %
250,000    Nationwide Health Properties, Inc. (b)               $7,255,000
350,000    Plum Creek Timber Co., Inc. (b)                       10,948,000
                                                                $18,203,000
           Total Real Estate                                    $27,573,464
           Semiconductors - 3.7 %
           Semiconductors - 3.7 %
310,300    Analog Devices, Inc.                                 $8,492,911
455,000    Intel Corp.                                           8,758,750
500,000    Microchip Technology, Inc. (b)                        13,465,000
                                                                $30,716,661
           Total Semiconductors                                 $30,716,661
           Telecommunication Services - 1.8 %
           Integrated Telecommunication Services - 1.8 %
137,000    Century Telephone Enterprises, Inc.                  $4,300,430
339,584    Verizon Communications, Inc.                          10,890,459
                                                                $15,190,889
           Total Telecommunication Services                     $15,190,889
           Utilities - 14.6 %
           Electric Utilities - 5.0 %
740,000    Duke Energy Corp. (b)                                $11,455,200
240,200    FirstEnergy Corp.                                     9,896,240
95,000     FPL Group, Inc.                                       5,383,650
120,900    PPL Corp.                                             4,085,211
340,000    Southern Co.                                          10,676,000
                                                                $41,496,301
           Gas Utilities - 6.4 %
392,100    AGL Resources, Inc.                                  $13,182,402
460,000    EQT Corp.                                             17,654,800
693,200    Questar Corp.                                         22,924,124
                                                                $53,761,326
           Multi-Utilities - 3.2 %
530,000    NSTAR (b)                                            $17,013,000
314,600    Public Service Enterprise Group, Inc.                 10,208,770
                                                                $27,221,770
           Total Utilities                                      $122,479,397
           TOTAL COMMON STOCKS
           (Cost  $727,931,795)                                 $828,419,912

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 10.3 %
           Securities Lending Collateral  - 10.3% (c)
           Certificates of Deposit:
2,040,541  Abbey National Plc, 1.27%, 8/13/09                   $2,040,541
3,060,812  Royal Bank of Canada NY, 1.19%, 8/7/09                3,060,812
4,078,317  Cafco, 0.40%, 10/1/09                                 4,078,317
2,855,520  Ciesco, 0.40%, 9/9/09                                 2,855,520
4,078,770  Kithaw, 0.40%, 9/21/09                                4,078,770
3,059,154  Char FD, 0.30%, 10/5/09                               3,059,154
1,019,588  Char FD, 0.28%, 10/26/09                              1,019,588
2,568,964  Old LLC, 0.30%, 10/16/09                              2,568,964
1,632,935  Old LLC, 0.32%, 10/15/09                              1,632,935
742,415    TB LLC, 0.25%, 8/12/09                                 742,415
4,080,784  Merrill Lynch, 0.38%, 8/14/09                         4,080,784
4,081,083  Societe Generale, 1.06%, 9/4/09                       4,081,083
4,081,083  U.S. Bank NA, 0.76%, 8/24/09                          4,081,083
                                                                $37,379,966
           Commercial Paper:
4,081,083  Monumental Global Funding, Ltd., 1.28%, 8/17/09       4,081,083
2,040,541  CME Group, Inc., 1.21%, 8/6/09                        2,040,541
3,061,499  GE, 0.59%, 9/18/09                                    3,061,499
824,041    GE, 0.32%, 10/26/09                                    824,041
4,081,083  HSBC Bank, Inc., 1.31%, 8/14/09                       4,081,083
1,020,271  IBM, 0.90%, 9/25/09                                   1,020,271
3,672,975  New York Life Global, 0.75%, 9/4/09                   3,672,976
                                                                $18,781,494
           Tri-party Repurchase Agreements:
14,283,790 Deutsche Bank, 0.19%, 8/3/09                         $14,283,790
11,933,943 Barclays Capital Markets, 0.19%, 8/3/09               11,933,943
                                                                $26,217,733
Shares
           Money Market Mutual Fund:
2,040,541  Fidelity Prime Money Market Fund                     $2,040,541
2,040,541  Dreyfus Prefferred Money Market Fund                  2,040,541
                                                                $4,081,082

           Total Securities Lending Collateral                  $86,460,275
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $86,460,275)                                  $86,460,275
           TOTAL INVESTMENT IN SECURITIES - 109.1%
           (Cost  $814,392,070)(a)                              $914,880,187
           OTHER ASSETS AND LIABILITIES - (9.1)%                $(76,125,159)
           TOTAL NET ASSETS - 100.0%                            $838,755,028



(A.D.R.)   American Depositary Receipt.

(a) At July 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $804,028,795 was as follows:

          Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $215,704,223

          Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (104,852,831)

           Net unrealized gain                                  $110,851,392

(b)        At July 31, 2009, the following security was out on loan:

Shares                           Security                          Value
98,700     Alexandria Real Estate Equities, Inc.                $3,761,457
12,900     Caterpillar, Inc.                                      568,374
329,400    Cedar Fair, L.P.                                      3,873,744
22,000     Duke Energy Corp.                                      340,560
25,000     Emerson Electric Co.                                   909,500
31,000     Genuine Parts Co.                                     1,098,020
573,100    Gorman-Rupp Co.                                       12,797,323
100,000    Hershey Foods Corp.                                   3,995,000
318,200    Merck & Co., Inc.                                     9,549,182
495,000    Microchip Technology, Inc.                            13,330,350
31,300     Mine Safety Appliances Co.                             879,217
1,200      Nationwide Health Properties, Inc.                      34,824
108,100    NSTAR                                                 3,470,010
119,300    Nucor Corp.                                           5,305,271
323,000    Plum Creek Timber Co., Inc.                           10,103,440
400        Regency Centers Corp.                                   12,832
49,500     Snap-On Inc.                                          1,763,685
6,000      SunTrust Banks, Inc.                                   117,000
212,900    Sysco Corp.                                           5,058,504
134,000    T. Rowe Price Associates, Inc.                        6,259,140
27,900     VF Corp.                                              1,804,851
                                                                $85,032,284

(c)        Securities lending collateral is managed by Credit
           Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

                                    Level 1     Level 2   Level 3    Total
Common Stocks                     $828,419,912    $0       $0   $828,419,912
Temporary Cash Investments         4,081,082   82,379,193   0     86,460,275
Total                             $832,500,994 $82,379,193 $0   $914,880,187


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.